Employee Benefit Plans	12 Months Ended
Mar. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plans

14. Employee Benefit Plans

Defined Contribution Plans

The Company sponsors a defined contribution plan in the United States. The Company’s obligation is limited to its contributions made in accordance with each plan document. Employer contributions to defined contribution plans are recognized as expense. Expenses related to the Company’s plans for the years ended March 31, 2024 and 2023 were $119 and $105, respectively.

Defined Benefit Plans

The Company has a Swiss defined benefit plans (the “Pension Plan”) covering substantially all the employees of Hocoma Medical GmbH in Switzerland. The Pension Plan exceed the minimum benefit requirements under Swiss pension law. The Swiss plans offer retirement, disability and survivor benefits and is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and the plan rules.

The plans offer to members at the normal retirement age of 65 a choice between a lifetime pension and a partial or full lump sum payment. Participants can choose to draw early retirement benefits starting from the age of 58 but can also continue employment and remain active members of the plan until the age of 70. Employees can make additional purchases of benefits to fund early retirement benefits. The pension amount payable to a participant is calculated by applying a conversion rate to the accumulated balance of the participant’s retirement savings account at the retirement date. The balance is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the participant’s retirement savings account, as well as the interest accrued. The annual interest rate credited to participants is determined by the Pension Foundation Board at the end of each year.

Although the Swiss plans are based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under GAAP, primarily because of the obligation to accrue interest on the participants’ retirement savings accounts and the payment of lifetime pension benefits.

An actuarial valuation in accordance with Swiss pension law is performed regularly. Should an underfunded situation on this basis occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required.

The investment strategy of the Swiss plan complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets, and is derived from the risk budget defined by the Pension Foundation Board on the basis of regularly performed asset and liability management analyses. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

Amounts recognized in the consolidated statements of operations for the years ended March 31, 2024 and 2023, in respect of the Pension Plan were as follows:

	Years Ended March 31,
	2024	2023
Current service cost	$655	$678
Interest cost	213	129
Expected return on plan assets	(296)	(194)
Actuarial loss / (gain) recognized	(161)	(179)
Actuarial loss / (gain) recognized because of settlement	(341)	(699)
Amortization of prior service credit	(145)	(135)
Net charge to statement of operations	$(75)	$(400)

Details of the employee defined benefits obligations and plan assets in respect of the Pension Plan are as follows:

	Years Ended March 31,
	2024	2023
Change in present value of defined benefit obligation:
Defined benefit obligation at the beginning of the year	$9,337	$9,500
Interest on defined obligation	213	129
Current service cost	655	678
Contributions by plan participants	444	476
Translation (gain) loss	534	(20)
Benefits paid	(289)	(1,095)
Actuarial loss arising on projected benefit obligation	118	(331)
Defined benefit obligation at the end of the year	$11,012	$9,337
Change in plan assets:
Fair value of plan assets at the beginning of the year	$7,761	$7,353
Actual return on plan assets	(68)	457
Contributions by the employer	530	569
Contributions by plan participants	444	476
Benefits paid	(289)	(1,095)
Translation loss	440	1
Fair value of plan assets - at the end of the year	$8,818	$7,761
Funded status at end of the year	$(2,194)	$(1,576)

Amounts relating to these defined benefit plans with accumulated benefit obligations in excess of plan assets were as follows:

	As of March 31,
	2024	2023
Accumulated benefit obligation	$10,686	$9,049
Fair value of plan assets	$8,818	$7,761

Amounts recognized in the Company’s consolidated balance sheet related to the present value of defined benefit obligations consist of the following:

	As of March 31,
	2024	2023
Current liabilities	—	—
Non-current liabilities	2,194	1,576
Total recognized in the consolidated balance sheet	$2,194	$1,576

Amounts recorded in accumulated other comprehensive income (loss) in respect of the pension plan consist of the following:

	Years Ended March 31,
	2024	2023
Net gain (loss)	$1,633	$2,610
Prior service (cost) credit	837	976
Total recorded in accumulated other comprehensive income	$2,470	$3,586

Amortization of prior service (cost) credit is recorded in selling, general and administrative in the consolidated statements of operations.

The principal assumptions used for the purpose of actuarial valuation of the pension plan are as follows:

	As of March 31,
	2024	2023
Discount rate	1.50%	2.10%
Expected return on plan assets	3.50%	3.50%
Expected rate of salary increase	1.00%	1.00%

The actuarial assumptions used for the defined benefit plans are based on the economic conditions prevailing in the jurisdiction in which they are offered. Changes in the defined benefit obligation are most sensitive to changes in the discount rate. The discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective plan. A decrease in the discount rate increases the defined benefit obligation. The Company regularly reviews the actuarial assumptions used in calculating the defined benefit obligation to determine their continuing relevance.

Investment Policy

It is the objective of the plan sponsor to maintain an adequate level of diversification to balance market risk, to prudently invest to preserve capital and to provide sufficient liquidity while maximizing earnings for near-term payments of benefits accrued under the plan and to pay plan administrative expenses. The assumption used for the expected long-term rate of return on plan assets is based on the long-term expected returns for the investment mix of assets currently in the portfolio. Historical return trends for the various asset classes in the class portfolio are combined with current and anticipated future market conditions to estimate the rate of return for each class. These rates are then adjusted for anticipated future inflation to determine estimated nominal rates of return for each class.

The table below represents the Company’s pension plan’ weighted-average asset allocation as of March 31, 2024 and 2023 by asset category:

	As of March 31,
	2024	2023
Equity securities	36.58%	33.99%
Debt securities	28.16%	26.43%
Other, primarily cash and cash equivalents, senior loans and mutual funds	35.26%	39.58%

The table below presents the target allocation for each major asset category for the Company’s pension plan for the years ended March 31, 2024 and 2023:

	Years Ended March 31,
	2024	2023
Equity securities	34.00%	34.00%
Debt securities	28.50%	28.00%
Other, primarily cash and cash equivalents, senior loans and mutual funds	37.50%	38.00%

The following tables provides the fair value of plan assets held by the Company’s pension plan by asset category and by fair value hierarchy level:

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$106	$—	$—	$106
Equity securities	3,316	—	—	3,316
Debt securities	2,310	—	—	2,310
Real estate	—	1,851	—	1,851
Non-traditional assets	—	1,235	—	1,235
Total	$5,732	$3,086	$—	$8,818

	As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$186	—	$—	186
Equity securities	2,763	—	—	2,763
Debt securities	1,987	—	—	1,987
Real estate	—	1,855	—	1,855
Non-traditional assets	—	970	—	970
Total	$4,936	$2,825	$—	$7,761

For the year ending March 31, 2025, the Company expects to contribute $652 to its pension plan.

The following table presents expected pension plan payments over the next 10 years:

Amount
Year Ending March 31,
2025	$43
2026	252
2027	81
2028	88
2029	95
2030-2034	1,059